SCHEDULE OF CONSOLIDATED STATEMENTS OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total net revenue	$ 85,266,306	$ 83,668,441	$ 65,835,111
Net loss	(12,689,785)	(13,258,029)	(6,215,681)
Net cash used in operating activities	(16,542,944)	(5,153,989)	(9,625,508)
Net cash used in investing activities	(4,959,223)	2,170,529	(1,718,737)
Net cash used in financing activities	23,458,121	$ 1,364,459	$ 9,784,418
VIE and VIE’s Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total net revenue	2,047,005
Net loss	(1,790,687)
Net cash used in operating activities	(958,084)
Net cash used in investing activities
Net cash used in financing activities